The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 58.0%
	AGGREGATE BOND — 2.7%
69,180	Eaton Vance Total Return Bond ETF	$3,449,315
50,092	Vanguard Intermediate-Term Bond ETF	3,743,375
		7,192,690
	BROAD BASED — 0.8%
105,444	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	2,047,617
	BROAD MARKET — 7.8%
202,386	Schwab Fundamental U.S. Broad Market ETF	4,707,498
35,840	Vanguard U.S. Momentum Factor ETF	5,891,021
69,430	Vanguard U.S. Quality Factor ETF	9,781,993
		20,380,512
	CONSUMER STAPLES — 2.0%
53,616	Fidelity MSCI Consumer Staples Index ETF	2,650,239
12,520	Vanguard Consumer Staples ETF	2,646,478
		5,296,717
	CORPORATE — 5.1%
111,346	Franklin Senior Loan ETF	2,701,811
19,834	iShares High Yield Systematic Bond ETF	932,396
20,962	iShares Investment Grade Systematic Bond ETF	929,874
152,723	Principal Active High Yield ETF	2,929,227
185,175	VanEck IG Floating Rate ETF	4,712,704
13,293	Vanguard Intermediate-Term Corporate Bond ETF	1,067,029
		13,273,041
	EMERGING MARKETS — 2.6%
126,200	Schwab Fundamental Emerging Markets Equity ETF	3,666,110
87,881	SPDR S&P Emerging Markets Dividend ETF	3,100,002
		6,766,112
	GLOBAL — 1.6%
31,704	SPDR Global Dow ETF	4,185,879
	GOVERNMENT — 1.5%
27,555	iShares 10-20 Year Treasury Bond ETF	2,742,825
13,555	iShares 7-10 Year Treasury Bond ETF	1,253,160
		3,995,985
	INTERNATIONAL — 4.8%
91,498	Invesco S&P International Developed Momentum ETF	3,718,479
54,031	iShares Currency Hedged MSCI EAFE Small-Cap ETF	1,729,532
29,517	iShares International Dividend Growth ETF	2,005,975
60,211	Vanguard FTSE Developed Markets ETF	2,879,290

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
87,884	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$2,134,703
		12,467,979
	LARGE-CAP — 12.2%
94,440	Fidelity High Dividend ETF	4,716,333
12,281	Invesco QQQ Trust Series 1	6,278,416
199,125	Schwab Fundamental U.S. Large Co. ETF	4,715,280
245,632	Schwab U.S. Large-Cap Growth ETF	6,845,764
21,704	Vanguard Mega Cap ETF	4,615,573
28,204	Vanguard Value ETF	4,774,937
		31,946,303
	LONG TERM CORPORATE BOND — 1.4%
89,740	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	3,762,816
	MID-CAP — 7.8%
157,272	Fidelity Small-Mid Multifactor ETF	6,474,888
48,591	Invesco S&P Midcap 400 Revenue ETF	5,647,747
42,610	Invesco S&P MidCap Momentum ETF	5,263,613
38,138	VictoryShares U.S. Small Mid Cap Value Momentum ETF	3,211,727
		20,597,975
	PRECIOUS METALS — 2.4%
123,474	abrdn Physical Silver Shares ETF*	3,404,178
60,335	iShares Gold Trust*	2,987,186
		6,391,364
	SMALL-CAP — 4.6%
53,011	Invesco S&P SmallCap Momentum ETF	3,504,557
79,714	JPMorgan Small & Mid Cap Enhanced Equity ETF	4,820,306
42,273	SPDR S&P 600 Small Cap Growth ETF	3,819,365
		12,144,228
	THEMATIC — 0.7%
43,310	Global X U.S. Infrastructure Development ETF	1,750,157
	Total Exchange-Traded Funds
	(Cost $137,343,826)	152,199,375
	MUTUAL FUNDS — 39.4%
	AGGREGATE BOND — 3.3%
338,962	Allspring Core Plus Bond Fund - Class R6	3,759,089
280,344	Vanguard Core Bond Fund, Admiral Shares	4,962,097
		8,721,186
	BLEND BROAD MARKET — 4.2%
121,226	DFA U.S. Core Equity 1 Portfolio - Class Institutional	5,243,035

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET (Continued)
210,074	DFA U.S. Vector Equity Portfolio - Class Institutional	$5,741,314
		10,984,349
	BLEND LARGE CAP — 4.2%
136,584	DFA U.S. Large Co. Portfolio - Class Institutional	5,325,392
64,862	Schwab S&P 500 Index Fund	5,855,083
		11,180,475
	BLEND MID CAP — 2.9%
211,912	Vanguard Strategic Equity Fund - Class Investor	7,658,482
	EMERGING MARKET STOCK — 0.8%
27,000	New World Fund, Inc. - Class F-3	2,079,541
	EMERGING MARKETS BOND — 4.5%
569,500	Nuveen Emerging Markets Debt Fund - Class R6	4,840,748
299,410	Vanguard Emerging Markets Bond Fund, Admiral Shares	6,961,286
		11,802,034
	FOREIGN AGGREGATE BOND — 2.1%
529,753	Dodge & Cox Global Bond Fund - Class I	5,567,700
	FOREIGN BLEND — 5.0%
187,330	DFA International Small Co. Portfolio - Class Institutional	3,634,211
277,193	Dimensional Global Equity Portfolio - Class Institutional	9,432,879
		13,067,090
	FOREIGN VALUE — 3.0%
99,010	American Beacon EAM International Small Cap Fund - Class R5	1,565,354
72,512	DFA International Small Cap Value Portfolio - Class Institutional	1,590,199
76,476	DFA International Value Portfolio - Class Institutional	1,574,648
224,512	Dodge & Cox Global Stock Fund - Class I	3,078,063
		7,808,264
	GENERAL CORPORATE BOND — 1.0%
287,449	T Rowe Price Institutional Floating Rate Fund - Class Institutional	2,727,891
	GROWTH BROAD MARKET — 2.8%
117,152	New Perspective Fund - Class R-6	7,280,976
	GROWTH LARGE CAP — 2.8%
108,952	Nuveen Large Cap Growth Index Fund - Class R6	7,296,547
	HIGH YIELD BOND — 1.2%
317,886	American High-Income Trust - Class F-3	3,102,565

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 1.6%
121,844	DFA U.S. Targeted Value Portfolio - Class Institutional	$4,187,765
	Total Mutual Funds
	(Cost $92,553,915)	103,464,865
	MONEY MARKET FUNDS — 2.7%
4,644,188	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.42%[1]	4,644,188
2,450,651	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.31%[1]	2,450,651
	Money Market Funds
	(Cost $7,094,839)	7,094,839
	TOTAL INVESTMENTS — 100.1%
	(Cost $236,992,580)	262,759,079
	Liabilities in Excess of Other Assets — (0.1)%	(345,724)
	TOTAL NET ASSETS — 100.0%	$262,413,355

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2024.